Subsequent events	6 Months Ended
Jun. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
Note 4:	Subsequent events

1.
On July 15, 2024, the Company entered into a definitive share purchase agreement. The agreement includes the sale and purchase of 1,453,488 shares of the Company’s ordinary shares, each with a par value NIS 0.07 (the “Ordinary Shares”), in a private investment in public equity (the “PIPE Offering”). The purchase price is set at $17.20 per share. The gross proceeds from the PIPE Offering are $25,000.

2.

Concurrently with the PIPE offering, on July 15, 2024, the Company and Teva Pharmaceutical Industries Ltd. (“Teva”) entered into Amendment No. 2 (the “Amendment”) to the settlement agreement and mutual general release, dated March 24, 2019, as previously amended by Amendment No. 1, dated December 13, 2020, by and between the Company and Teva (the “Agreement”). Under the terms of the Amendment, the Company will pay Teva $4,000 as the final payment due from the Company under the Agreement, with 50% of such prepayment in cash and 50% in the form of ordinary shares of the Company to be issued by the Company to Teva (as part of the PIPE offering), all in accordance with the terms and timeframe specified in the Amendment (“The transaction”). As a result of the transaction, the company will record financial expenses of $550 and the liability in respect of TEVA will be settled.

3.	On July 16, 2024, 44,573 Series A warrants were exercised to the Company ordinary shares at an exercise price of $13.475 per ordinary share, in accordance with the terms of the Series A warrants.

4.	Following the PIPE offering, exercise of Series A warrants, and exercise of options, the Company’s updated number of Issued and Outstanding shares are 10,786,423.

5.
On July 16, 2024, the company was selected to receive €16,250 in blended funding from the European Innovation Council (EIC) through its accelerator program. Funding of €2,500 is expected to be received as a grant, and €13,750 as an investment. The terms of the investment are currently being negotiated.

6.	In July 2024, the Company signed new agreements with suppliers to procure services totaling $6,086 for the Phase III clinical trial of EscharEx, covering a period of two years.